Trade and Other Receivables	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER RECEIVABLES.
Trade and Other Receivables

9.    TRADE AND OTHER RECEIVABLES

a)	The detail of trade and other receivables as of December 31, 2020 and 2019, is as follows:

	As of December 31,
	2020		2019
Trade and Other Receivables, Gross	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, gross	619,626,310	445,129,898	566,919,977	313,574,385
Trade receivables, gross	531,179,316	377,160,616	500,040,783	191,966,929
Accounts receivable from finance leases, gross	8,556,146	62,602,528	13,158,795	117,873,340
Other receivables, gross	79,890,848	5,366,754	53,720,399	3,734,116

	As of December 31,
	2020		2019
Trade and Other Receivables, Net	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, net	554,886,639	445,016,566	511,455,330	313,574,385
Trade receivables, net	481,442,020	377,047,284	456,552,682	191,966,929
Accounts receivable from finance leases, net	4,072,738	62,602,528	11,121,878	117,873,340
Other receivables, net (1)	69,371,881	5,366,754	43,780,770	3,734,116

(1)	The detail of other accounts receivable is as follows:

	As of December 31,
	2020		2019
Other receivables, net	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Recoveries from insurance companies	20,325	—	2,011,406	—
Accounts receivable from employees	13,256,252	4,442,878	10,017,453	3,308,861
Advances to suppliers and creditors	43,102,611	909,661	19,864,669	415,787
Compensation for central claims Tarapacá and Bocamina 1	5,360,345	—	—	—
Others	7,632,348	14,215	11,887,242	9,468
Total	69,371,881	5,366,754	43,780,770	3,734,116

a.1) Increase in trade and other receivables:

The main increase as of December 31, 2020, is observed in the long-term accounts receivable, which increased by ThCh$185,193,687 compared to the end of 2019. This variation is fundamentally explained by the following.

On November 2, 2019, the Ministry of Energy published Law No. 21,185, which creates a Transitory Mechanism to Stabilize Electricity Prices for Customers Subject to Rate Regulation. By this Law, between July 1, 2019 and December 31, 2020, the prices to be transferred to regulated customers are the price levels defined for the first half of 2019 (Decree 20T/2018) and will be referred to as “Stabilized Price to Regulated Customers” (PEC).

Between January 1, 2021 and up to the end of the stabilization mechanism, prices shall be those defined in the semiannual price-setting processes mentioned in article 158 of the Electricity Law, but may not be higher than the adjusted PEC according to the Consumer Price Index from January 1, 2021, based on the same date (adjusted PEC).

The differences produced between the billing period while applying the stabilization mechanism, and the theoretical billing, considering the price that would have been applied according to the conditions of the respective contracts with the Electricity Distribution companies, will generate an account receivable in favor of the Electricity Generation companies, up to a maximum of US$1,350 million until 2023. All billing differences will be recorded in USD and will not accrue financial remuneration until December 31, 2025. The balance must be recovered by December 31, 2027 at the latest.

The application of this Law generates a greater delay in the billing and collection of sales generated in the Company´s Electricity Generation segment, with the corresponding financial and accounting impact this situation generates. In the case of the Company´s Electricity Distribution segment, the financial and accounting effects are neutralized (pass-through principle).

On September 14, 2020, the National Energy Commission published Exempt Resolution No. 340, which modified the technical provisions for the implementation of the Rate Stabilization Law. This Resolution clarified that the payment to each supplier “must be allocated to the payment of Balances chronologically, paying from the oldest to the newest Balances,” and not on a weighted basis over the total balances pending payment, as the industry practice had been until that date.

In addition, this Resolution established that the payment of Balances shall be performed using the USD exchange rate observed on the business day following publication of the Coordinator's Balance Payment Chart, instead of the average USD exchange rate during the billing month, as established up to that moment.

As a result of the abovementioned situations, and after eliminating transactions between related companies, the accounting effects recorded by the Group are summarized as follows:

-Classification as non-current in trade receivables in the amount of ThCh$370,276,397 as of December 31, 2020  (ThCh$182,076,569 as of December 31, 2019) and trade payables for the purchase of energy from suppliers in the amount of ThCh$112,895,627  (ThCh$53,941,373 as of December 31, 2019), see Note 24.

-Lower energy sales revenue of ThCh$10,864,866 as of December 31, 2020 (ThCh$3,782,091 as of December 31, 2019).

-Lower energy purchase costs of ThCh$3,515,292  (ThCh$1,181,163 as of December 31, 2019).

-Higher finance income of ThCh$15,328,829 as of December 31, 2020, of which ThCh$11,887,346 corresponds to the effect of application of Exempt Resolution No. 340 (higher finance income of ThCh$5,225,739 as of December 31, 2019), see Note 34.

-Higher finance costs of ThCh$(4,518,268) as of December 31, 2020, of which ThCh$3,206,420 corresponds to the effect of application of Exempt Resolution No. 340 (higher finance costs of ThCh$ 19,062,333 as of December 31, 2019), see Note 34.

-Net loss from foreign currency translation of ThCh$25,260,383 as of December 31, 2020 (ThCh$3,835,024 as of December 31, 2019), due to the dollarization of unbilled accounts receivable, see Note 34.

The aforementioned trade and non-trade concepts, while included in the model to determine impairment losses (see Note 3.g.3), have no greater impact at the close of December 2020 and 2019, due to the nature of these items: invoices not yet issued, invoices not yet due, or past due invoices within normal business ranges.

a.2) Transfer of collection rights from Distribution Segment customers

On December 28, 2020, Enel Distribución Chile and Inter-American Investment Corporation entered into a framework agreement by which Enel Distribución Chile, from time to time, may transfer the collection rights it owns and derived from part of its trade receivables from the sale of energy made to certain customer segments. Within this context, on December 30, 2020, Enel Distribución Chile made the first transfer of collection rights in the amount of ThCh$44,797,737 and, following the accounting criteria described in Note 3.g.6), the inflow of cash obtained in the transaction implied the derecognition of  accounts receivable and the recognition of a finance expense in the amount of ThCh$533,615.

As indicated above, Enel Distribución Chile can continue to make new transfers of collection rights from time to time. The completion of additional transfers of collection rights will depend on Management’s analysis and ongoing evaluation of the cash needs and market conditions.

a.3) Others

There are no restrictions on the disposal of these types of accounts receivable in a significant amount.

The Group has no customers whose sales represent 10% or more of its revenue for the years ended December 31, 2020 and 2019.

For amounts, terms and conditions related to accounts receivable due from related parties, refer to Note 10.1

a)	Financial lease receivables

As of December 31, 2020 and 2019,  future collections on financial lease receivables are the following.

	12-31-2020			12-31-2019
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	8,560,073	4,487,336	4,072,737	15,313,622	4,191,744	11,121,878
From one to two years	10,294,652	1,735,758	8,558,894	17,350,359	3,919,937	13,430,422
From two to three years	10,266,956	1,692,482	8,574,474	17,350,359	3,630,136	13,720,223
From three to four years	10,226,534	1,309,548	8,916,986	17,316,251	3,115,800	14,200,451
From four to five years	10,118,045	472,760	9,645,285	17,271,708	2,246,896	15,024,812
More than five years	27,488,134	581,244	26,906,890	65,391,395	3,893,963	61,497,432
Total	76,954,394	10,279,128	66,675,266	149,993,694	20,998,476	128,995,218

The amounts correspond to the development of public lighting projects, mainly for municipalities, and the fleet of electric buses for public transportation with their respective charging stations.

The decrease of ThCh$62,319,952 in accounts payable compared to December 31, 2019, is mainly due to the sale of electric bus lease agreements on August 19, 2020 by the Company’s subsidiary Enel X Chile to its associate Enel AMPCl Ebus Chile SpA.

As of December 31, 2020, the profit from the sale of finance leases was ThCh$5,090,399, (ThCh$5,366,871 and ThCh$3,345,786 as of December 31, 2019 and 2018, respectively). Additionally, the finance income from lease receivables amounted to ThCh$1,562,017, (ThCh$1,446,779 and ThCh$1,182,229 as of December 31, 2019 and 2018, respectively).

b)	As of December 31, 2020 and 2019, the analysis of past-due, unpaid trade receivables, but for which no impairment losses have been recorded, is detailed as follows:

	As of December 31,
	2020	2019
Trade accounts receivables due and unpaid, but of which no impairment losses have been recorded	ThCh$	ThCh$
Less than three months	52,948,476	43,661,270
Between three and six months	13,513,388	6,462,265
Between six and twelve months	8,311,729	5,162,189
More than twelve months	34,485,893	10,668,714
Total	109,259,486	65,954,438

c)	The movement of impairment loss of trade receivables, determined according to Note 3.g.3, is detailed as follows:

Current and
Non-current
Trade accounts receivables due and unpaid, with impairment losses	ThCh$
Balance as of January 1, 2019	49,479,880
Increases (decreases) for the year	10,047,000
Amounts written off	(4,067,201)
Increases (decreases) in foreign currency translation differences	4,968
Balance at December 31, 2019	55,464,647
Increases (decreases) for the year (*)	15,167,707
Amounts written off	(5,709,371)
Increases (decreases) in foreign currency translation differences	(69,980)
Balance at December 31, 2020	64,853,003

(*) As of December 31, 2020, the impairment losses of trade receivables amounted to ThCh$15,167,707, representing a 51% increase over the loss of ThCh$10,047,000 recorded at December 31, 2019. This increase is mainly due to the effects of COVID-19 on the economy, a deterioration in the payment capacity of a segment of customers, a prolonged lockdown with its effects on different commercial and industrial activities, and the inability to disconnect residential customers pursuant to Law No. 21,249, the Law on Utility Services, whose terms were extended by Law No. 21,301, among other factors. See more information in Note 4.b.iv “Sector Regulation – and Electricity System Operations – Regulatory Matters,” Note 31 “Depreciation, Amortization and Impairment Loss of Property, Plant and Financial Assets Under IFRS 9,” and Note 36.5 “COVID -19 Contingency.”

Write-offs of doubtful accounts

The write-off of doubtful accounts is performed once all collections proceedings have been exhausted, including judicial proceedings, and proof of the debtors’ insolvency has been obtained. In the case of the Company’s Generation Business, the process normally considers at least one year of proceedings. In the Company’s Distribution Business, the process takes less than 24 months. Over all, the risk of uncollectability and, therefore, the write-off of the Company’s customers, is limited. (See Notes 3.g.3 and 22.5).

d)	Additional Information:

-     Additional statistical information required by CMF Circular No. 715, dated February 3, 2012, (XBRL taxonomy). See Appendix 2.

-     Complementary information on trade receivables, see Appendix 2.1.